Right of Use Assets and Operating Lease Liability	12 Months Ended
Dec. 31, 2023
Right of Use Assets and Operating Lease Liability [Abstract]
Right of use assets and operating lease liability

Note 7. Right of use assets and operating lease liability

Operating lease

The Company has entered into commercial operating leases for the use of offices and warehouses as lessee. These leases have varying terms, escalation clauses and renewal rights. On February 28, 2023, the Company entered into a new lease agreement for a lease term of five years for a four-story office and warehouse facility in Singapore. The Company is committed to pay a total rental fee of approximately $3.9 million for the full lease term.

Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:

	As of December 31,
	2023	2022
Leasehold buildings	$3,648,367	$483,401
Accumulated amortization	(957,846)	(440,689)
ROU assets, net of accumulated amortization	$2,690,521	$42,712

	For the years ended December 31,
	2023	2022	2021
Operating lease cost:
Operating lease costs	$114,694	$283,521	$249,749
Short-term lease costs	246,489	362,665	112,796
	$361,183	$646,186	$362,545

Supplemental cash flow information:
Operating cash flows from operating leases	$295,416	$177,779	$233,903
Right-of-use obtained in exchange for new operating lease liabilities	3,045,610	61,022	138,339
Weighted-average remaining lease term (years):
Operating leases	5.04	1.33	0.9

As of December 31, 2023 and 2022, the weighted-average discount rate for operating leases was 6.0% and 5.0%, respectively.

Operating leases
Years Ended December 31,
2024	$854,888
2025	768,781
2026	703,306
2027	717,507
2028	215,252
Total operating lease payment	3,259,734
Less: Imputed interest	(356,228)
Present value of operating lease liabilities	2,903,506

Operating lease liabilities – current	$708,953
Operating lease liabilities – non-current	$2,194,553